Leases - Schedule of Lease Cost (Details) (Allied Integral United Inc) (10-K) - Allied Integral United Inc [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating lease costs	$ 1,129,542	$ 1,301,299	$ 4,545,660	$ 4,957,539
Short-term lease costs	11,851	30,276	95,184	64,657
Total lease costs	$ 1,141,393	$ 1,331,575	$ 4,640,844	$ 5,022,196